Fair Value (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Composition of Investment Portfolio by Major Security Type
The composition of the investment portfolio by major security type and our outstanding debt was:

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2025
Fixed maturities:
U.S. government	$43,298	$0	$0	$43,298	$43,114
State and local government	0	3,303	0	3,303	3,342
Foreign government	0	17	0	17	17
Corporate and other debt	0	19,987	4	19,991	19,773
Residential mortgage-backed	0	3,175	0	3,175	3,152
Commercial mortgage-backed	0	5,973	0	5,973	6,194
Other asset-backed	0	7,109	0	7,109	7,112
Total fixed maturities	43,298	39,564	4	82,866	82,704
Short-term investments	9,810	195	0	10,005	10,005
Total available-for-sale securities	53,108	39,759	4	92,871	92,709
Equity securities:
Nonredeemable preferred stocks	0	344	60	404	419
Common equities:
Common stocks	4,057	0	5	4,062	783
Other risk investments	0	0	36	36	36
Subtotal common equities	4,057	0	41	4,098	819
Total equity securities	4,057	344	101	4,502	1,238
Total portfolio	$57,165	$40,103	$105	$97,373	$93,947
Debt	$0	$6,345	$0	$6,345	$6,897

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2024
Fixed maturities:
U.S. government	$45,988	$0	$0	$45,988	$47,103
State and local government	0	2,778	0	2,778	2,893
Foreign government	0	16	0	16	16
Corporate and other debt	0	13,949	5	13,954	14,111
Residential mortgage-backed	0	1,601	0	1,601	1,600
Commercial mortgage-backed	0	4,352	0	4,352	4,721
Other asset-backed	0	6,643	0	6,643	6,682
Total fixed maturities	45,988	29,339	5	75,332	77,126
Short-term investments	613	2	0	615	615
Total available-for-sale securities	46,601	29,341	5	75,947	77,741
Equity securities:
Nonredeemable preferred stocks	0	676	52	728	756
Common equities:
Common stocks	3,527	0	23	3,550	720
Other risk investments	0	0	25	25	25
Subtotal common equities	3,527	0	48	3,575	745
Total equity securities	3,527	676	100	4,303	1,501
Total portfolio	$50,128	$30,017	$105	$80,250	$79,242
Debt	$0	$6,173	$0	$6,173	$6,893

Summary of Changes in Fair Value Associated With Level 3 Assets
The following tables provide a summary of changes in fair value associated with Level 3 assets for the years ended December 31, 2025 and 2024:

(millions)	Fair Value at Dec. 31, 2024	Calls/ Maturities/ Paydowns/ Other	Purchases	Sales	Net Realized (Gain)/Loss on sales	Change in Valuation[1]	Net Transfers In (Out)	Fair Value at Dec. 31, 2025
Fixed maturities:
Corporate and other debt	$5	$(1)	$0	$0	$0	$0	$0	$4
Equity securities:
Nonredeemable preferred stocks	52	0	8	0	0	0	0	60
Common equities:
Common stocks	23	0	0	0	0	(18)	0	5
Other risk investments	25	11	0	0	0	0	0	36
Total Level 3 securities	$105	$10	$8	$0	$0	$(18)	$0	$105

(millions)	Fair Value at Dec. 31, 2023	Calls/ Maturities/ Paydowns/ Other	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation[1]	Net Transfers In (Out)	Fair Value at Dec. 31, 2024
Fixed maturities:
Corporate and other debt	$3	$0	$2	$0	$0	$0	$0	$5
Equity securities:
Nonredeemable preferred stocks	64	0	0	0	0	(12)	0	52
Common equities:
Common stocks	22	0	0	0	0	1	0	23
Other risk investments	21	4	0	0	0	0	0	25
Total Level 3 securities	$110	$4	$2	$0	$0	$(11)	$0	$105
[1]For fixed maturities, amounts included are unrealized gains (losses) included in accumulated other comprehensive income (loss) on our consolidated balance sheets. For equity securities, amounts included are net holding period gains (losses) on securities on our consolidated statements of comprehensive income.
Summary of Quantitative Information about Level 3 Fair Value Measurements
The following tables provide a summary of the quantitative information about Level 3 fair value measurements for our applicable securities at December 31:

($ in millions)	Fair Value at Dec. 31, 2025	Valuation Technique	Unobservable Input	Range of Input Values Increase (Decrease)	Weighted Average Increase (Decrease)
Fixed maturities:
Corporate and other debt	$4	Market comparables	Weighted average market capitalization price change %	(0.1)% to 0.1%	0%
Equity securities:
Nonredeemable preferred stocks	60	Market comparables	Weighted average market capitalization price change %	(14.5)% to 7.6%	(4.5)%
Common stocks	5	Market comparables	Weighted average market capitalization price change %	(40.9)% to 36.3%	7.6%
Subtotal Level 3 securities	69
Pricing exemption securities	36
Total Level 3 securities	$105

($ in millions)	Fair Value at Dec. 31, 2024	Valuation Technique	Unobservable Input	Range of Input Values Increase (Decrease)	Weighted Average Increase (Decrease)
Fixed maturities:
Corporate and other debt	$5	Market comparables	Weighted average market capitalization price change %	(1.4)% to (1.3)%	(1.4)%
Equity securities:
Nonredeemable preferred stocks	52	Market comparables	Weighted average market capitalization price change %	(14.1)% to 6.0%	(2.7)%
Common stocks	23	Market comparables	Weighted average market capitalization price change %	(41.3)% to 95.9%	6.0%
Subtotal Level 3 securities	80
Pricing exemption securities	25
Total Level 3 securities	$105